EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 11. EQUITY

Common Stock

February 2026 Offering

On February 17, 2026, the Company consummated a best efforts public offering (the "February 2026 Offering") of an aggregate of (i) 11,699,226 shares of Common Stock of the Company, (ii) pre-funded warrants (the "February 2026 Offering Pre-Funded Warrants") to purchase up to 10,162,680 shares of Common Stock (the "February 2026 Pre-Funded Warrant Shares"), and (iii) warrants (the "February 2026 Offering Common Warrants") to purchase up to 32,792,859 shares of Common Stock ("February 2026 Offering Common Warrant Shares"). Each purchaser of Shares (or February 2026 Offering Pre-Funded Warrants in lieu of Shares) received a February 2026 Offering Common Warrant exercisable for 150% of the aggregate number of Shares (or February 2026 Offering Pre-Funded Warrants in lieu of Shares) acquired by such purchaser. The combined offering price for each share of Common Stock and February 2026 Offering Common Warrant was $0.5489, and the combined offering price for each February 2026 Offering Pre-Funded Warrant and accompanying February 2026 Offering Common Warrant was $0.5484. For additional information related to the warrants issued with the February 2026 Offering, see Note 12.

The Company received gross proceeds of $11,994,929 from the February 2026 Offering and incurred $1,097,140 of issuance costs related to the February 2026 Offering, inclusive of the fair value of the February 2026 Offering Placement Agent Warrants, which were treated as a warrant issuance cost on the consolidated statement of operations for the three months ended March 31, 2026, resulting in net cash proceeds of $10,897,789. The Company intends to use the net proceeds from the February 2026 Offering to pursue its announced business plans and for working capital and general corporate purposes.

In connection with the February 2026 Offering, on February 12, 2026, the Company entered into a Securities Purchase Agreement (the "February 2026 Purchase Agreement") with institutional investors. Pursuant to the February 2026 Purchase Agreement, the Company agreed not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock or file any registration statement or prospectus, or any amendment or supplement thereto for 60 days after the closing date of the February 2026 Offering, subject to certain exceptions. The Company agreed not to effect or enter into an agreement to effect any issuance of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock involving a Variable Rate Transaction (as defined in the February 2026 Purchase Agreement) until the earlier of six months from the date of the February 2026 Purchase Agreement or the date as of which the purchasers no longer hold at least 75% of the securities acquired under the February 2026 Purchase Agreement, subject to certain exceptions. Additionally, in connection with the February 2026 Offering, each of the officers and directors of the Company entered into lock-up agreements, pursuant to which they agreed not to sell or transfer any of the Company securities they hold, subject to certain exceptions, during the 60 days following the closing of the February 2026 Offering.

The February 2026 Purchase Agreement contains customary representations, warranties, agreements, and indemnification obligations of the Company. The representations, warranties and covenants contained in the February 2026 Purchase Agreement were made only for the purposes of such agreement and as of specific dates, were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties. A holder will not have the right to exercise any portion of the February 2026 Offering Common Warrants or February 2026 Offering Pre-Funded Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% or 9.99%, as applicable, of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the February 2026 Offering Common Warrants or the February 2026 Offering Pre-Funded Warrants, respectively.

Pursuant to a Placement Agency Agreement (the "February 2026 Placement Agency Agreement") with Joseph Gunnar and Co., LLC (the "February 2026 Placement Agent"), the Company agreed to (i) pay a total cash fee equal to up to seven and a half percent (7.5%) of the aggregate gross proceeds raised in the February 2026 Offering for amounts up to and including $10,000,000, and an additional cash fee equal to six percent (6.0%) of the gross proceeds raised in the February 2026 Offering for amounts in excess of $10,000,000, (ii) reimburse for reasonable accountable and out-of-pocket expenses incurred relating to the February 2026 Offering up to $60,000, unless otherwise agreed, and (iii) issue to the February 2026 Placement Agent or its designees warrants (the "February 2026 Offering Placement Agent Warrants") to purchase up to an aggregate of 437,239 shares of Common Stock (the "Placement Agent Warrant Shares"). For additional information related to the warrants issued with the February 2026 Offering, see Note 12.

The shares of Common Stock, the February 2026 Offering Pre-Funded Warrants, the February 2026 Offering Pre-Funded Warrant Shares, the February 2026 Offering Common Warrants and a portion of the February 2026 Offering Common Warrant Shares were offered by the Company pursuant to a Registration Statement on Form S-1 filed with the SEC on February 10, 2026, under the Securities Act (File No. 333-293338), and declared effective by the SEC on February 12, 2026. The Company has agreed to maintain an effective registration statement for the resale of the initial February 2026 Offering Common Warrant Shares by investors and intends to file a registration statement in the future to register the remaining February 2026 Offering Common Warrant Shares not registered on this registration statement and the February 2026 Offering Placement Agent Warrant Shares. If at any time after the February 2026 Offering the February 2026 Offering Common Warrant Shares are not registered, a holder may exercise its February 2026 Offering Common Warrants on a cashless basis, subject to beneficial ownership limitations in the February 2026 Offering Common Warrants.

2025 Offering

On September 16, 2025, the Company consummated a best efforts public offering (the “2025 Offering”) of an aggregate of (i) 6,487,683 shares of Common Stock of the Company, (ii) 10,352,721 warrants, with an exercise price of $0.0005 per share, to purchase shares of Common Stock ("2025 Offering Pre-Funded Warrants"), and (iii) 25,260,605 warrants, with an exercise price of $0.8553 per share, to purchase shares of Common Stock ("2025 Offering Common Stock Warrants"). Each share of Common Stock or 2025 Offering Pre-Funded Warrant was sold together with one 2025 Offering Common Stock Warrant to purchase 1.5 shares of Common Stock. The combined offering price for each share of Common Stock and 2025 Offering Common Stock Warrant was $0.7126, and the combined offering price for each 2025 Offering Pre-Funded Warrant and accompanying 2025 Offering Common Stock Warrant was $0.7121. For additional information related to the warrants issued in connection with the 2025 Offering, see Note 12.

The Company received gross proceeds of $11,994,834 from the 2025 Offering and incurred $1,668,303 of offering costs, including the initial fair value of the 2025 Offering Placement Agent Warrants, as defined below, of $417,815, which were recorded as a reduction of additional paid-in capital, resulting in net cash proceeds of $10,744,346. The Company intends to use the net proceeds from this Offering to support the phased acquisitions of businesses and for working capital and general corporate purposes. The 2025 Offering was completed on the terms available to the Company at that time.

In connection with the 2025 Offering, the Company entered into a Securities Purchase Agreement (the “2025 Offering Purchase Agreement”) with certain institutional and retail investors. Pursuant to the 2025 Offering Purchase Agreement, the Company agreed not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock or file any registration statement or prospectus, or any amendment or supplement thereto for 60 days after the closing date of the 2025 Offering (i.e. November 15, 2025), subject to certain exceptions. The Company agreed not to effect or enter into an agreement to effect any issuance of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock involving a Variable Rate Transaction (as defined in the 2025 Offering Purchase Agreement) until six months after the closing date of the 2025 Offering (i.e. March 16, 2026), subject to certain exceptions. Additionally, in connection with the 2025 Offering, each of the officers and directors of the Company and holders of 10% or more of the Company’s outstanding shares of Common Stock entered into lock-up agreements, pursuant to which they agreed not to sell or transfer any of the Company securities they hold, subject to certain exceptions, during the 60 days following the closing of the 2025 Offering.

The 2025 Offering Purchase Agreement contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company and the purchasers, including for liabilities arising under the Securities Act, other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the 2025 Offering Purchase Agreement were made only for the purposes of such agreement and as of specific dates, were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties. A holder will not have the right to exercise any portion of the 2025 Offering Common Stock Warrants or 2025 Offering Pre-Funded Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% or 9.99%, as applicable, of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the 2025 Offering Common Stock Warrants or the 2025 Offering Pre-Funded Warrants, respectively.

Pursuant to a Placement Agency Agreement (the “Placement Agency Agreement”) with Joseph Gunnar and Co., LLC (the “Placement Agent”), the Company agreed to pay the Placement Agent in connection with the 2025 Offering (i) a total cash fee equal to up to seven and a half percent (7.5%) of the aggregate gross proceeds raised in the 2025 Offering for amounts up to and including $10,000,000, and an additional cash fee equal to six percent (6.0%) of the gross proceeds raised in the 2025 Offering for amounts in excess of $10,000,000, and (ii) reimbursement for reasonable accountable and out-of-pocket expenses incurred relating to the 2025 Offering up to $100,000.

Also pursuant to the Placement Agency Agreement, the Company, in connection with the 2025 Offering, agreed to issue to the Placement Agent or its designees warrants (the “2025 Offering Placement Agent Warrants”) to purchase up to an aggregate of 673,617 shares of Common Stock. The 2025 Offering Placement Agent Warrants have an exercise price of $0.8907 per share (which represents 125% of the combined public offering price per share of Common Stock and accompanying 2025 Offering Common Stock Warrant), expire on the five-year anniversary of the commencement of sales in the 2025 Offering, and are exercisable beginning six months from the date of issuance.

The shares of Common Stock sold pursuant to the 2025 Offering Purchase Agreement, the 2025 Offering Pre-Funded Warrants, the 2025 Offering Common Stock Warrants and the 2025 Offering Placement Agent Warrants were offered by the Company pursuant to a registration statement filed with the SEC on September 10, 2025, and declared effective by the SEC on September 12, 2025, and a registration statement filed with the SEC on September 16, 2025.

Series A Preferred Stock

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.0001 per share (the “Preferred Stock”) with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2026 and December 31, 2025, there were 1,343,967 and 2,188,905, respectively, of shares of Preferred Stock issued and outstanding.

On February 6, 2026, we entered into an exchange agreement with Indigo Capital, pursuant to which we agreed to issue a pre-funded warrant (the “Indigo Pre-Funded Warrants”) in exchange for the extinguishment of 844,938 shares of our Series A Preferred Stock. For additional information, see Note 12.

During June 2025, the Company purchased (i) 100,000 shares of Preferred Stock from Brick Lane and (ii) 100,000 shares of Preferred Stock from Bomore in exchange for a convertible note, as further described in Note 10.

Ranking

The Company’s Preferred Stock ranks senior to the Company’s Common Stock with respect to rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Dividends

Holders of the Company’s Preferred Stock participate, on an as-converted basis (without regard to any conversion limitations) in all dividends paid to the holders of the Company’s Common Stock.

Conversion Rights

Prior to January 31, 2025, as further described under Redemption below, the Preferred Stock was convertible at any time into Common Stock at a conversion price equal to $1,996 (subject to equitable adjustment in the event of a stock split, stock consolidation, subdivision or certain other events of a similar nature that increase or decrease the number of shares of Preferred Stock outstanding (the “Original Issuance Price”)) divided by the lesser of (i) $2,295 and (ii) the greater of (x) 115% of the lowest VWAP per share of the Company’s Common Stock for any consecutive ninety-trading day period prior to the calculation of such VWAP and (y) $998, in each case subject to adjustment as set forth in the Certificate of Designations (the “Conversion Price”).

Mandatory Conversion

If the VWAP is greater than 200% of the Conversion Price for any 20 trading days in a 30-day trading day period, the Company may elect to convert all, but not less than all, of the Preferred Stock then outstanding into the Company’s Common Stock at a conversion rate with respect to each share of Preferred Stock equal to the Original Issuance Price as of the date of such conversion divided by the then applicable Conversion Price.

Voting Rights

The holders of Preferred Stock are not entitled to vote at or receive notice of any meeting of stockholders, except the holders of Preferred Stock are entitled to certain consent rights on matters related to (i) the creation or authorization of the creation of any equity or debt securities of the Company that rank senior or equal to certain rights of the Preferred Stock and (ii) the authorization of any adverse change to the powers, preferences, or special rights of the Preferred Stock set forth in the Company’s Certificate of Incorporation or Bylaws, and shall have voting rights as required by law.

Redemption

On the second anniversary of the Closing Date, or January 31, 2025 (the “Test Date”), the Company is obligated to redeem the maximum portion of the Preferred Stock permitted by law in cash at an amount equal to the Original Issuance Price as of such date if the Conversion Price exceeds the VWAP. If, on the Test Date, the Conversion Price is equal to or less than the VWAP, the Company must convert all shares of Preferred Stock then outstanding into shares of the Company’s Common Stock at the then applicable Conversion Price. Notwithstanding the foregoing, the Company shall not be required to redeem any shares of Preferred Stock to the extent the Company does not have legally available funds to effect such redemption. The mandatory redemption and conversion provisions described herein are further subject to certain limitations detailed in the Certificate of Designations. As a result of such redemption feature, the Company recorded the Preferred Stock at its redemption value and classified the Preferred Stock as mezzanine equity on the consolidated balance sheet through January 31, 2025. As the Conversion Price of the Preferred Stock exceeded the VWAP on the Test Date, the Company was obligated to redeem the Preferred Stock beginning at that time and, as such, reclassified such Preferred Stock from mezzanine equity to a current liability on January 31, 2025. The preferred stock current liability was initially recorded at its fair value on January 31, 2025 of $13,491,000 and subsequently remeasured to its redemption amount of $10.00 per share ($1,996 adjusted for the stock splits), or $23,889,050, as the Preferred Stock is currently mandatorily redeemable at such amount, with the difference between the initial fair value and carrying value of $10,398,050 recorded as an adjustment to net loss available to common stockholders on the consolidated statement of operations for the three months ended March 31, 2025. The remeasurement of the liability subsequent to issuance to the redemption value of $10,398,050 is recorded within interest expense recognized on remeasurement of preferred stock liability on the consolidated statement of operations for the three months ended March 31, 2025.

NOTE 10. EQUITY

Common Stock

2025 Offering

On September 16, 2025, the Company consummated a best efforts public offering (the “2025 Offering”) of an aggregate of (i) 6,487,683 shares of Common Stock, par value $0.0001 per share, of the Company, (ii) 10,352,721 warrants, with an exercise price of $0.0005 per share, to purchase shares of Common Stock ("2025 Offering Pre-Funded Warrants"), and (iii) 25,260,605 warrants, with an exercise price of $0.8553 per share, to purchase shares of Common Stock ("2025 Offering Common Stock Warrants"). Each share of Common Stock or 2025 Offering Pre-Funded Warrant was sold together with one 2025 Offering Common Stock Warrant to purchase 1.5 shares of Common Stock. The combined offering price for each share of Common Stock and 2025 Offering Common Stock Warrant was $0.7126, and the combined offering price for each 2025 Offering Pre-Funded Warrant and accompanying 2025 Offering Common Stock Warrant was $0.7121. For additional information related to the warrants issued in connection with the 2025 Offering, see Note 11.

The Company received gross proceeds of $11,994,834 from the 2025 Offering and incurred $1,668,303 of offering costs, including the initial fair value of the 2025 Offering Placement Agent Warrants, as defined below, of $417,815, which were recorded as a reduction of additional paid-in capital, resulting in net cash proceeds of $10,744,346. The Company intends to use the net proceeds from this Offering to support the phased acquisitions of businesses and for working capital and general corporate purposes. The 2025 Offering was completed on the terms available to the Company at that time.

In connection with the 2025 Offering, the Company entered into a Securities Purchase Agreement (the “2025 Offering Purchase Agreement”) with certain institutional and retail investors. Pursuant to the 2025 Offering Purchase Agreement, the Company agreed not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock or file any registration statement or prospectus, or any amendment or supplement thereto for 60 days after the closing date of the 2025 Offering (i.e. November 15, 2025), subject to certain exceptions. The Company agreed not to effect or enter into an agreement to effect any issuance of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock involving a Variable Rate Transaction (as defined in the 2025 Offering Purchase Agreement) until six months after the closing date of the 2025 Offering (i.e. March 16, 2026), subject to certain exceptions. Additionally, in connection with the 2025 Offering, each of the officers and directors of the Company and holders of 10% or more of the Company’s outstanding shares of Common Stock entered into lock-up agreements, pursuant to which they agreed not to sell or transfer any of the Company securities they hold, subject to certain exceptions, during the 60 days following the closing of the 2025 Offering.

The 2025 Offering Purchase Agreement contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company and the purchasers, including for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the 2025 Offering Purchase Agreement were made only for the purposes of such agreement and as of specific dates, were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties. A holder will not have the right to exercise any portion of the 2025 Offering Common Stock Warrants or 2025 Offering Pre-Funded Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% or 9.99%, as applicable, of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the 2025 Offering Common Stock Warrants or the 2025 Offering Pre-Funded Warrants, respectively.

Pursuant to a Placement Agency Agreement (the “Placement Agency Agreement”) with Joseph Gunnar and Co., LLC (the “Placement Agent”), the Company agreed to pay the Placement Agent in connection with the 2025 Offering (i) a total cash fee equal to up to seven and a half percent (7.5%) of the aggregate gross proceeds raised in the 2025 Offering for amounts up to and including $10,000,000, and an additional cash fee equal to six percent (6.0%) of the gross proceeds raised in the 2025 Offering for amounts in excess of $10,000,000, and (ii) reimbursement for reasonable accountable and out-of-pocket expenses incurred relating to the 2025 Offering up to $100,000.

Also pursuant to the Placement Agency Agreement, the Company, in connection with the 2025 Offering, agreed to issue to the Placement Agent or its designees warrants (the “2025 Offering Placement Agent Warrants”) to purchase up to an aggregate of 673,617 shares of Common Stock. The 2025 Offering Placement Agent Warrants have an exercise price of $0.8907 per share (which represents 125% of the combined public offering price per share of Common Stock and accompanying 2025 Offering Common Stock Warrant), expire on the five-year anniversary of the commencement of sales in the 2025 Offering, and are exercisable beginning six months from the date of issuance.

The shares of Common Stock, the 2025 Offering Pre-Funded Warrants, the 2025 Offering Common Stock Warrants and the 2025 Offering Placement Agent Warrants were offered by the Company pursuant to a registration statement filed with the SEC on September 10, 2025, and declared effective by the SEC on September 12, 2025, and a registration statement filed with the SEC on September 16, 2025.

Series A Preferred Stock

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.0001 per share (the “Preferred Stock”) with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2025 and 2024, there were 2,188,905 and 2,388,905, respectively, of shares of preferred stock issued and outstanding.

During June 2025, the Company purchased (i) 100,000 shares of preferred stock from Brick Lane and (ii) 100,000 shares of preferred stock from Bomore, which Brick Lane and Bomore had each acquired from an existing investor, in exchange for a convertible note, as further described in Note 9. Additionally, in February 2026, we extinguished 844,938 shares of our Preferred Stock through the issuance of 11,176,650 pre-funded warrants to Indigo, as further described in Note 17.

Ranking

The Company’s Preferred Stock ranks senior to the Company’s Common Stock with respect to rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Dividends

Holders of the Company’s Preferred Stock participate, on an as-converted basis (without regard to any conversion limitations) in all dividends paid to the holders of the Company’s Common Stock.

Conversion Rights

Prior to January 31, 2025, as further described under Redemption below, the Preferred Stock was convertible at any time into Common Stock at a conversion price equal to $1,996 (subject to equitable adjustment in the event of a stock split, stock consolidation, subdivision or certain other events of a similar nature that increase or decrease the number of shares of Preferred Stock outstanding (the “Original Issuance Price”)) divided by the lesser of (i) $2,295 and (ii) the greater of (x) 115% of the lowest VWAP per share of the Company’s Common Stock for any consecutive ninety-trading day period prior to the calculation of such VWAP and (y) $998, in each case subject to adjustment as set forth in the Certificate of Designations (the “Conversion Price”).

Mandatory Conversion

If the VWAP is greater than 200% of the Conversion Price for any 20 trading days in a 30-day trading day period, the Company may elect to convert all, but not less than all, of the Preferred Stock then outstanding into the Company’s Common Stock at a conversion rate with respect to each share of Preferred Stock equal to the Original Issuance Price as of the date of such conversion divided by the then applicable Conversion Price.

Voting Rights

The holders of Preferred Stock are not entitled to vote at or receive notice of any meeting of stockholders, except the holders of Preferred Stock are entitled to certain consent rights on matters related to (i) the creation or authorization of the creation of any equity or debt securities of the Company that rank senior or equal to certain rights of the Preferred Stock and (ii) the authorization of any adverse change to the powers, preferences, or special rights of the Preferred Stock set forth in the Company’s Certificate of Incorporation or Bylaws, and shall have voting rights as required by law.

Redemption

On the second anniversary of the Closing Date, or January 31, 2025 (the “Test Date”), the Company is obligated to redeem the maximum portion of the Preferred Stock permitted by law in cash at an amount equal to the Original Issuance Price as of such date if the Conversion Price exceeds the VWAP. If, on the Test Date, the Conversion Price is equal to or less than the VWAP, the Company must convert all shares of Preferred Stock then outstanding into shares of the Company’s Common Stock at the then applicable Conversion Price. Notwithstanding the foregoing, the Company shall not be required to redeem any shares of Preferred Stock to the extent the Company does not have legally available funds to effect such redemption. The mandatory redemption and conversion provisions described herein are further subject to certain limitations detailed in the Certificate of Designations. As a result of such redemption feature, the Company recorded the Preferred Stock at its redemption value and classified the Preferred Stock as mezzanine equity on the consolidated balance sheet through January 31, 2025. As the Conversion Price of the Preferred Stock exceeded the VWAP on the Test Date, the Company was obligated to redeem the Preferred Stock beginning at that time and, as such, reclassified such Preferred Stock from mezzanine equity to a current liability on January 31, 2025. The preferred stock current liability was initially recorded at its fair value on January 31, 2025 of $13,491,000 and subsequently remeasured to its redemption amount of $10.00 per share ($1,996 adjusted for the stock splits), or $23,889,050, as the Preferred Stock is currently mandatorily redeemable at such amount, with the difference between the initial fair value and carrying value of $10,398,050 recorded as an adjustment to net loss available to common shareholders on the consolidated statement of operations for the year ended December 31, 2025. The remeasurement of the liability subsequent to issuance to the redemption value of $10,398,050 is recorded within interest expense recognized on remeasurement of preferred stock liability on the consolidated statement of operations for the year ended December 31, 2025.